Pay vs Performance Disclosure - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

(in thousands)

Included in the table below is the compensation paid to our executives and the Company’s financial performance for each of the periods presented, including the transition period ended December 31, 2025, and the fiscal years ended March 31, 2025, and 2024.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs Officer(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return(4)	Net Income (Loss)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
Transition Period ended December 31, 2025	$1,891	$1,621	$706	$616	$82	$(4,146)
April-March 2025	$568	$(203)	$259	$78	$82	$(7,121)
April-March 2024	$1,821	$2,699	$717	$979	$118	$(13,000)

(1)	For each of the periods presented, including the transition period ended December 31, 2025, and the fiscal years ended March 31, 2025, and 2024, this is the total compensation, as disclosed in the Summary Compensation Table above, for Mr. Ram Mukunda, our Principal Executive Officer (“PEO”).

(2)	For each of the periods presented, including the transition period ended December 31, 2025, and the fiscal years ended March 31, 2025, and 2024, this is the total compensation, as disclosed in the Summary Compensation Table above, for Ms. Claudia Grimaldi, our non-PEO NEO.

(3)	Compensation Actually Paid is the Summary Compensation Table total for the PEO (column (b) above) and Summary Compensation Table total for the Non-PEO (column (d) above), as applicable, with the adjustments pursuant to Item 402(v)(2)(iii)(C) of Regulations S-K.

(4)	The Total Shareholder Return reflected in this column for each applicable fiscal year is calculated based on a fixed investment of $100 through the end of the applicable fiscal year on the same cumulative basis.
	Nine months ended December 31, 2025	Twelve months ended March 31, 2025	Twelve months ended March 31, 2024	Nine months ended December 31, 2025	Twelve months ended March 31, 2025	Twelve months ended March 31, 2024
(in thousands)	PEO	PEO	PEO	Non-PEO	Non-PEO	Non-PEO
SCT Total Compensation	$1,891	568	1,821	706	259	717
Subtract: Grant date fair value of equity awards granted during the covered year	$(1,530)	-	(1,066)	(510)	-	(370)
Add: Fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that were outstanding and unvested as of the end of the fiscal covered year;	$1,260	-	1,517	420	-	535
Add: Change in fair value from the end of the prior fiscal year to the end of the covered fiscal year for awards granted in any prior fiscal year that were outstanding and unvested as of the end of the covered fiscal year	$-	(663)	158	-	(148)	10
Add: Fair value as of the vesting date of awards that were granted and vested in the same year	$-	-	234	-	-	78
Add: Change in fair value from the end of the prior fiscal year to the vesting date of awards granted in any prior fiscal year that vested in the covered fiscal year	$-	(108)	34	-	(33)	8
Subtract: Fair value at the end of the prior fiscal year of awards granted in any prior fiscal year that failed to vest (forfeited) in the covered fiscal year	$-	-	-	-	-	-
Add: Dollar amount of dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date that are not included in total compensation for the covered fiscal year	$-	-	-	-	-	-
Compensation Actually Paid	$1,621	(203)	2,699	616	78	979

Named Executive Officers, Footnote
(1)	For each of the periods presented, including the transition period ended December 31, 2025, and the fiscal years ended March 31, 2025, and 2024, this is the total compensation, as disclosed in the Summary Compensation Table above, for Mr. Ram Mukunda, our Principal Executive Officer (“PEO”).

PEO Total Compensation Amount	$ 1,891	$ 568	$ 1,821
PEO Actually Paid Compensation Amount	$ 1,621	(203)	2,699
Adjustment To PEO Compensation, Footnote
	Nine months ended December 31, 2025	Twelve months ended March 31, 2025	Twelve months ended March 31, 2024	Nine months ended December 31, 2025	Twelve months ended March 31, 2025	Twelve months ended March 31, 2024
(in thousands)	PEO	PEO	PEO	Non-PEO	Non-PEO	Non-PEO
SCT Total Compensation	$1,891	568	1,821	706	259	717
Subtract: Grant date fair value of equity awards granted during the covered year	$(1,530)	-	(1,066)	(510)	-	(370)
Add: Fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that were outstanding and unvested as of the end of the fiscal covered year;	$1,260	-	1,517	420	-	535
Add: Change in fair value from the end of the prior fiscal year to the end of the covered fiscal year for awards granted in any prior fiscal year that were outstanding and unvested as of the end of the covered fiscal year	$-	(663)	158	-	(148)	10
Add: Fair value as of the vesting date of awards that were granted and vested in the same year	$-	-	234	-	-	78
Add: Change in fair value from the end of the prior fiscal year to the vesting date of awards granted in any prior fiscal year that vested in the covered fiscal year	$-	(108)	34	-	(33)	8
Subtract: Fair value at the end of the prior fiscal year of awards granted in any prior fiscal year that failed to vest (forfeited) in the covered fiscal year	$-	-	-	-	-	-
Add: Dollar amount of dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date that are not included in total compensation for the covered fiscal year	$-	-	-	-	-	-
Compensation Actually Paid	$1,621	(203)	2,699	616	78	979

Non-PEO NEO Average Total Compensation Amount	$ 706	259	717
Non-PEO NEO Average Compensation Actually Paid Amount	$ 616	78	979
Adjustment to Non-PEO NEO Compensation Footnote
	Nine months ended December 31, 2025	Twelve months ended March 31, 2025	Twelve months ended March 31, 2024	Nine months ended December 31, 2025	Twelve months ended March 31, 2025	Twelve months ended March 31, 2024
(in thousands)	PEO	PEO	PEO	Non-PEO	Non-PEO	Non-PEO
SCT Total Compensation	$1,891	568	1,821	706	259	717
Subtract: Grant date fair value of equity awards granted during the covered year	$(1,530)	-	(1,066)	(510)	-	(370)
Add: Fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that were outstanding and unvested as of the end of the fiscal covered year;	$1,260	-	1,517	420	-	535
Add: Change in fair value from the end of the prior fiscal year to the end of the covered fiscal year for awards granted in any prior fiscal year that were outstanding and unvested as of the end of the covered fiscal year	$-	(663)	158	-	(148)	10
Add: Fair value as of the vesting date of awards that were granted and vested in the same year	$-	-	234	-	-	78
Add: Change in fair value from the end of the prior fiscal year to the vesting date of awards granted in any prior fiscal year that vested in the covered fiscal year	$-	(108)	34	-	(33)	8
Subtract: Fair value at the end of the prior fiscal year of awards granted in any prior fiscal year that failed to vest (forfeited) in the covered fiscal year	$-	-	-	-	-	-
Add: Dollar amount of dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date that are not included in total compensation for the covered fiscal year	$-	-	-	-	-	-
Compensation Actually Paid	$1,621	(203)	2,699	616	78	979

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and Company Total Shareholder Return

Because a significant portion of executive compensation consists of equity awards, compensation actually paid is affected by changes in the market value of the Company’s common stock. Accordingly, changes in total shareholder return may affect the compensation actually paid reported above. The Compensation Committee does not use total shareholder return as the sole measure for determining executive compensation.

Total Shareholder Return Amount	$ 82	82	118
Net Income (Loss)	$ (4,146)	$ (7,121)	$ (13,000)
PEO Name	Mr. Ram Mukunda	Mr. Ram Mukunda	Mr. Ram Mukunda
Additional 402(v) Disclosure	Compensation Actually Paid is the Summary Compensation Table total for the PEO (column (b) above) and Summary Compensation Table total for the Non-PEO (column (d) above), as applicable, with the adjustments pursuant to Item 402(v)(2)(iii)(C) of Regulations S-K.
Measure:: 1
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure

Relationship Between Compensation Actually Paid and Operational Milestones

The Company does not look to net income (loss) as a performance measure for its executive compensation program and instead looks at operational metrics, such as drug development milestones, pipeline progress, R&D spend, regulatory compliance, intellectual property, partnerships, collaborations, and general financial health of the Company.

Compensation actually paid decreased from fiscal 2024 to fiscal 2025 while the Company’s net loss improved. For the nine-month transition period ended December 31, 2025, compensation actually paid increased while net loss further improved. The Company does not use net income or net loss as a direct measure in determining executive compensation, and changes in compensation actually paid primarily reflect changes in the fair value of equity awards.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,530)	$ 0	$ (1,066)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,260	0	1,517
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(663)	158
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		234
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(108)	34
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(510)	0	(370)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	420	0	535
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(148)	10
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	78
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (33)	$ 8